Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued expenses:
Accounts payable and accrued expenses:

Note 11 - Accounts payable and accrued expenses:

At December 31, 2024 and 2025, the balances are as follows:

		December 31,
	2024		2025
Suppliers	Ps.	325,701	Ps.	624,413
Taxes payable		712,448		535,837
Use rights of assets under concession		355,809		506,881
Accounts payable to related parties (Note 16.1)		101,266		98,507
Salaries payable		234,133		288,670
Sundry creditors for services provided		1,143,956		1,375,147
Accounts payable to contractors		38,241		29,250
Total	Ps.	2,911,554	Ps.	3,458,705

Since these accounts mature at a term of under one year, their fair value is considered to approximate their carrying value.